Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013	Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 14,660		$ 11,859	$ 12,247		$ 14,103	$ 12,330	$ 9,524	$ 12,595	$ 8,600	$ 3,480	$ 43,414		$ 38,680		$ 50,539	$ 34,200	$ 47,264
Other Comprehensive Income (Loss), Before Tax:
Net change in unrealized (losses) gains on securities available-for-sale	(2,032)			335								7,844		(13,494)		(16,928)	4,097	6,702
Net available-for-sale securities (gains) losses reclassified into earnings	0	[1]		(3)	[1]							(41)	[2]	(5)	[2]	(5)	(3,016)	124
Adjustment to funded status of employee benefit plans	269			631								692		1,827		18,299	(271)	(18,787)
Other Comprehensive Income (Loss), Before Tax	(1,763)			963								8,495		(11,672)		1,366	810	(11,961)
Income tax (expense) benefit related to items of other comprehensive income	618			(336)								(2,973)		4,086		(478)	(284)	4,187
Other Comprehensive Income (Loss), After Tax	(1,145)			627								5,522		(7,586)		888	526	(7,774)
Comprehensive Income	$ 13,515			$ 12,874								$ 48,936		$ 31,094		$ 51,427	$ 34,726	$ 39,490

[1]	Reclassification adjustments are comprised of realized security gains. The gains have been reclassified out of accumulated other comprehensive income (loss) and have affected certain lines in the Consolidated Statements of Comprehensive Income as follows; the pre-tax amount is included in securities gains-net, the tax expense amount is included in the provision for income taxes and the net of tax amount is included in net income.
[2]	Reclassification adjustments are comprised of realized security gains. The gains have been reclassified out of accumulated other comprehensive income and have affected certain lines in the consolidated statement of comprehensive income as follows; the pre-tax amount is included in securities gains-net, the tax expense amount is included in the provision for income taxes and the net of tax amount is included in net income.